1

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.5%

ALABAMA – 1.1%

HIGHER EDUCATION – 0.4%
University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	$1,214,150

WATER – 0.7%
Huntsville Water Revenue Warrants, AL, Revenue Bonds, 5.00%, 11/01/34	1,840,000	2,183,418
TOTAL ALABAMA		$3,397,568

ALASKA – 0.7%

HIGHER EDUCATION – 0.7%
University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	2,135,420
TOTAL ALASKA		$2,135,420

ARIZONA – 2.4%

EDUCATION – 1.7%
Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund) 5.00%, 11/01/26	1,000,000	1,232,440
5.00%, 11/01/30	1,000,000	1,259,690
5.00%, 11/01/32	865,000	1,082,971
La Paz County Industrial Development Authority, AZ, Revenue Bonds, (Charter School Solutions – Harmony Public Schools Project), (Series A), 5.00%, 2/15/28	1,300,000	1,504,412
TOTAL EDUCATION		$5,079,513

HOUSING – 0.7%
Industrial Development Authority of the County of Pima (The), AZ, Revenue Bonds, 8.20%, 9/01/21	1,985,000	2,124,744
TOTAL ARIZONA		$7,204,257

ARKANSAS – 0.9%

DEDICATED TAX – 0.9%
Fayetteville City, AR, Revenue Bonds, (Sales and Use Tax), (Series A), 2.00%, 11/01/29	2,565,000	2,625,739
TOTAL ARKANSAS		$2,625,739

CALIFORNIA – 1.4%

GENERAL OBLIGATIONS – 1.1%
State of California, CA, GO Unlimited Current Refunding, 5.00%, 4/01/32	2,250,000	3,187,125

Description	Par Value	Value

HIGHER EDUCATION – 0.0%**
California Educational Facilities Authority, CA, Revenue Bonds, (Pooled College and University Projects), (1999 Series B), 5.25%, 4/01/24	$15,000	$16,402

HOUSING – 0.0%**
California Statewide Communities Development Authority, CA, Multi Family Revenue Bonds, (Series N), (Affordable - Village II Apartments), 4.38%, 1/01/23	45,000	46,755

POWER – 0.3%
M-S-R Public Power Agency, CA, Revenue Bonds, (Series E), (NATL), 6.00%, 7/01/22	90,000	96,965
Redding City Electric System Revenue, CA, Revenue Bonds, (NATL), 6.37%, 7/01/22	770,000	821,567
TOTAL POWER		$918,532
TOTAL CALIFORNIA		$4,168,814

COLORADO – 3.3%

AIRPORT – 1.0%
City & County of Denver, CO, Airport System, Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	3,162,800

HOUSING – 0.7%
Colorado Housing & Finance Authority, CO, Single Family Revenue Bonds, (Series B), 3.75%, 5/01/50	2,000,000	2,206,460

MEDICAL – 1.6%
Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 8/01/49Δ	4,000,000	4,790,320
TOTAL COLORADO		$10,159,580

CONNECTICUT – 4.6%

GENERAL OBLIGATIONS – 1.3%
State of Connecticut, CT, GO Unlimited Current Refunding, AD Valorem Property Tax, (Series B), 5.00%, 1/15/24	3,500,000	4,043,935

HIGHER EDUCATION – 1.5%
Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Series R), Fairfield University, 5.00%, 7/01/31	1,385,000	1,699,630
University of Connecticut, CT, Revenue Bonds, (Series A) 5.00%, 3/15/31	1,480,000	1,773,810
5.00%, 1/15/33	1,000,000	1,217,460
TOTAL HIGHER EDUCATION		$4,690,900

January 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HOUSING – 1.8%
Connecticut Housing Finance Authority, CT, Current Refunding Revenue Bonds, (Home Mortgage Finance Program), (Sub-Series D-1), 4.00%, 11/15/49	$3,000,000	$3,406,290
Connecticut Housing Finance Authority, CT, Revenue Bonds, (Sub-Series A-2), 4.00%, 11/15/41	1,845,000	1,993,301
TOTAL HOUSING		$5,399,591
TOTAL CONNECTICUT		$14,134,426

FLORIDA – 6.2%

AIRPORT – 1.2%
Broward County, FL, Airport System Revenue Bonds, 5.00%, 10/01/27	1,500,000	1,882,575
Miami-Dade County, FL, Seaport Department, Revenue Bonds, (Series B), 6.00%, 10/01/24	1,500,000	1,758,270
TOTAL AIRPORT		$3,640,845

GENERAL OBLIGATIONS – 0.0%**
Miami-Dade County, FL, Revenue Bonds, (Sports Franchise Facilities), (NATL), 5.25%, 10/01/30	35,000	47,197

HIGHER EDUCATION – 1.9%
Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project) 5.00%, 4/01/28	750,000	939,443
5.00%, 4/01/30	750,000	923,760
5.00%, 4/01/31	750,000	919,718
5.00%, 4/01/33	750,000	914,940
Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 3/01/28	1,600,000	1,951,744
TOTAL HIGHER EDUCATION		$5,649,605

HOUSING – 2.0%
Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), 5.38%, 12/01/52	415,000	482,139
Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), (Series A), 3.25%, 12/01/27	500,000	552,250
Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project)
5.00%, 2/01/25	500,000	591,330
5.00%, 2/01/26	500,000	605,570
Pinellas County Housing Finance Authority, FL, Single Family Revenue Bonds, (Series A), 4.00%, 3/01/50	3,400,000	3,780,868
TOTAL HOUSING		$6,012,157

Description	Par Value	Value

WATER – 1.1%
Miami-Dade County, FL, Water & Sewer System Revenue, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	$2,645,000	$3,183,072
Village of Royal Palm Beach Utility System Revenue, FL, Revenue Bonds, Public Improvements, (NATL), 4.50%, 10/01/22	175,000	184,140
TOTAL WATER		$3,367,212
TOTAL FLORIDA		$18,717,016

GEORGIA – 0.6%

HIGHER EDUCATION – 0.6%
Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), 5.00%, 7/01/31	1,575,000	1,943,881
TOTAL GEORGIA		$1,943,881

ILLINOIS – 18.5%

AIRPORT – 0.8%
Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 1/01/29	2,250,000	2,556,405

DEDICATED TAX – 1.4%
Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 6/01/33	1,450,000	1,799,348
Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 1/01/26	2,000,000	2,417,680
TOTAL DEDICATED TAX		$4,217,028

GENERAL OBLIGATIONS – 14.3%
Chicago Park District, IL, GO Unlimited Current Refunding, AD Valorem Property Tax, (Series D) 5.00%, 1/01/26	1,250,000	1,407,213
5.00%, 1/01/27	3,455,000	3,878,721
Chicago, IL, GO Unlimited Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 1/01/25	3,000,000	3,441,810
City of Chester, IL, GO Unlimited Current Refunding, AD Valorem Property Tax, (BAM), 2.10%, 5/01/21	195,000	195,803
Cook County, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,512,234
Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), 7.00%, 7/01/26	11,750,000	14,272,137
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Water Utility & Sewer Improvements), AD Valorem Property Tax, (Series C-Green Bond), 5.00%, 12/01/28	7,040,000	8,236,026

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
State of Illinois, IL, GO Unlimited, Public Improvements, (Series B), 5.00%, 12/01/25	$7,935,000	$9,294,583
Village of Matteson, IL, Revenue Bonds, Public Improvements, (Capital Appreciation Debt Certificates), 8.00%, 12/01/29	40,000	45,789
TOTAL GENERAL OBLIGATIONS		$43,284,316

HOUSING – 1.8%
Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, 7.00%, 7/01/23	105,000	112,046
Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, (Marshall Field Garden Apartment Homes), 1.94%, 5/15/50Δ	925,000	931,420
Illinois Housing Development Authority, IL, Single Family Revenue Bonds, (Series D), 3.75%, 4/01/50	4,000,000	4,438,000
TOTAL HOUSING		$5,481,466

MEDICAL – 0.2%
Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Franciscan Sisters Health Care), (NATL), 6.25%, 9/01/21	25,000	26,382
Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Series A), (Evangelical Hospital), 6.25%, 4/15/22	385,000	409,124
Illinois Health Facilities Authority, IL, Revenue Bonds, (Series B), (Ancilla Systems Inc.), (NATL), 5.25%, 7/01/22	80,000	84,590
TOTAL MEDICAL		$520,096
TOTAL ILLINOIS		$56,059,311

INDIANA – 3.4%

DEVELOPMENT – 2.6%
Whiting City, IN, Current Refunding Revenue Bonds, (BP Products North America Inc. Project), 5.00%, 12/01/44Δ	6,500,000	7,856,940

HOUSING – 0.8%
Indiana Housing & Community Development Authority, IN, Current Refunding Revenue Bonds, (Series C-2), 4.00%, 1/01/37	1,505,000	1,580,717
Indiana Housing & Community Development Authority, IN, Revenue Bonds, (Series A), 3.90%, 7/01/43	805,000	880,002
TOTAL HOUSING		$2,460,719
TOTAL INDIANA		$10,317,659

IOWA – 1.3%

HOUSING – 1.3%
Iowa Finance Authority, IA, Revenue Bonds, (Series D), 3.50%, 1/01/49	3,490,000	3,878,542
TOTAL IOWA		$3,878,542

Description	Par Value	Value

KENTUCKY – 0.8%

LEASE – 0.8%
Kentucky State Property & Building Commission, KY, Revenue Bonds, Public Improvements, (Project No. 119), 5.00%, 5/01/25	$2,000,000	$2,374,740
TOTAL KENTUCKY		$2,374,740

LOUISIANA – 2.0%

DEVELOPMENT – 2.0%
Parish of St. John the Baptist, LA, Current Refunding Revenue Bonds, (Marathon Oil Corporation Project), 2.00%, 6/01/37Δ	6,000,000	6,106,080
TOTAL LOUISIANA		$6,106,080

MASSACHUSETTS – 3.7%

HIGHER EDUCATION – 1.7%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Series A), (Emerson College), 5.00%, 1/01/32	2,000,000	2,453,560
Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Series L), (Simmons University) 5.00%, 10/01/30	1,180,000	1,495,190
5.00%, 10/01/31	1,000,000	1,259,190
TOTAL HIGHER EDUCATION		$5,207,940

HOSPITAL – 1.0%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Partners Healthcare System), 5.00%, 7/01/33	2,455,000	3,098,824

HOUSING – 0.1%
Massachusetts Housing Finance Agency, MA, Multi Family Revenue Bonds, 7.00%, 4/01/21	15,000	15,694
Massachusetts Housing Finance Agency, MA, Multi Family Revenue Bonds, (Series B), 3.95%, 12/01/26	195,000	201,648
TOTAL HOUSING		$217,342

STUDENT LOAN – 0.9%
Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 7/01/25	2,200,000	2,616,966
TOTAL MASSACHUSETTS		$11,141,072

MICHIGAN – 4.3%

DEDICATED TAX – 2.0%
Michigan Finance Authority, MI, Revenue Bonds, (Series H-1), 5.00%, 10/01/25	5,215,000	6,152,396

HOSPITAL – 1.5%
Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Bronson Healthcare Group), 5.00%, 5/15/30	2,055,000	2,465,856

January 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Series A), (Beaumont Health Credit Group), 5.00%, 8/01/31	$1,655,000	$1,912,435
TOTAL HOSPITAL		$4,378,291

HOUSING – 0.2%
Michigan State Housing Development Authority, MI, Multi Family Revenue Bonds, (Series A), 3.80%, 10/01/38	300,000	331,992
Michigan State Housing Development Authority, MI, Multi Family Revenue Bonds, (Series A-1), 2.88%, 10/01/34	375,000	393,292
TOTAL HOUSING		$725,284

WATER – 0.6%
Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Series C), (Local Government Loan Program), 5.00%, 7/01/34	1,450,000	1,698,399
TOTAL MICHIGAN		$12,954,370

MINNESOTA – 2.2%

HOUSING – 2.2%
Coon Rapids City, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 8/01/35	2,737,626	2,885,321
Minnesota Housing Finance Agency, MN, Revenue Bonds, (Series F), 3.75%, 1/01/50	3,480,000	3,842,164
TOTAL HOUSING		$6,727,485
TOTAL MINNESOTA		$6,727,485

MISSOURI – 2.2%

HOSPITAL – 2.2%
Health & Educational Facilities Authority, MI, Current Refunding Revenue Bonds, (Saint Luke’s Health Systems, Inc.), 5.00%, 11/15/30	5,425,000	6,590,941
TOTAL MISSOURI		$6,590,941

NEBRASKA – 3.3%

GENERAL OBLIGATIONS – 2.2%
Central Plains Energy Project, NE, Current Refunding Revenue Bonds, 4.00%, 12/01/49Δ	6,000,000	6,812,820

HOUSING – 1.1%
Nebraska Investment Finance Authority, NE, Revenue Bonds, (Series E), 3.75%, 9/01/49	3,000,000	3,233,820
TOTAL NEBRASKA		$10,046,640

NEW JERSEY – 5.1%

HIGHER EDUCATION – 2.0%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	2,000,000	2,383,660

Description	Par Value	Value
Gloucester County Improvement Authority, NJ, Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	$1,030,000	$1,224,031
New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Series B), (Montclair State University), 5.00%, 7/01/30	1,000,000	1,217,460
New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 7/01/31	1,000,000	1,233,430
TOTAL HIGHER EDUCATION		$6,058,581

HOUSING – 0.1%
New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	400,000	435,684

LEASE – 2.1%
New Jersey Economic Development Authority, NJ, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	3,805,000	4,312,092
New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 9/01/24	1,685,000	1,951,516
TOTAL LEASE		$6,263,608

MEDICAL – 0.0%**
New Jersey Health Care Facilities Financing Authority, NJ, Current Refunding Revenue Bonds, (Kennedy Health System), 3.75%, 7/01/27	25,000	28,430
New Jersey Health Care Facilities Financing Authority, NJ, Refunding Revenue Bonds, (Series A), (Saint Clare’s Hospital, Inc.), (AGC), 4.75%, 7/01/25	50,000	58,720
TOTAL MEDICAL		$87,150

TRANSPORTATION – 0.9%
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/28	2,135,000	2,656,196
TOTAL NEW JERSEY		$15,501,219

NEW MEXICO – 1.2%

GENERAL OBLIGATIONS – 1.2%
New Mexico Municipal Energy Acquisition Authority, NM, Revenue Bonds, (Series A), 5.00%, 11/01/39Δ	3,065,000	3,623,995

HIGHER EDUCATION – 0.0%**
University of New Mexico (The), NM, Revenue Bonds, 6.50%, 6/01/21	25,000	25,482
TOTAL NEW MEXICO		$3,649,477

NEW YORK – 3.8%

AIRPORT – 1.0%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series), 5.00%, 9/15/31	2,500,000	3,134,000

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

DEDICATED TAX – 0.4%
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 5/01/34	$1,000,000	$1,223,920

HOUSING – 2.4%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	2,065,372
New York City, NY, Housing Development Corp., Multi Family Revenue Bonds, (Sustainable Neighborhood Bonds), 1.75%, 5/01/59Δ	5,000,000	5,055,350
TOTAL HOUSING		$7,120,722
TOTAL NEW YORK		$11,478,642

NORTH CAROLINA – 0.6%

MEDICAL – 0.1%
North Carolina Medical Care Commission, NC, Revenue Bonds, (First Mortgage), (Whitestone Project), (Series A), 6.25%, 3/01/21	25,000	25,760
Wake County, NC, Refunding Revenue Bonds, Hospital System, (NATL), 5.13%, 10/01/26	100,000	114,510
TOTAL MEDICAL		$140,270

POWER – 0.0%**
North Carolina Eastern Municipal Power Agency, NC, Revenue Bonds, (Series A), 6.40%, 1/01/21	35,000	36,760

TRANSPORTATION – 0.5%
North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 1/01/32	1,250,000	1,583,962
TOTAL NORTH CAROLINA		$1,760,992

OHIO – 4.0%

HOUSING – 1.5%
Ohio Housing Finance Agency, OH, Revenue Bonds, (Series B), 4.50%, 3/01/50	4,000,000	4,536,120

MEDICAL – 2.5%
Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	6,000,000	7,626,240
TOTAL OHIO		$12,162,360

PENNSYLVANIA – 7.8%

AIRPORT – 0.6%
Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 7/01/30	1,500,000	1,843,680

Description	Par Value	Value

DEDICATED TAX – 0.8%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	$2,000,000	$2,492,200

DEVELOPMENT – 1.0%
Pennsylvania Economic Development Financing Authority, PA, Revenue Bonds, (Waste Management Inc., Project), 1.75%, 8/01/38Δ	3,000,000	3,048,210

EDUCATION – 0.2%
Bucks County Industrial Development Authority, PA, Current Refunding Revenue Bonds, (George School Project)
5.00%, 9/15/32	180,000	235,503
5.00%, 9/15/33	125,000	163,119
5.00%, 9/15/34	130,000	169,371
TOTAL EDUCATION		$567,993

FACILITIES – 0.3%
Delaware Valley Regional Finance Authority, PA, Revenue Bonds, (Series C), 1.47%, 9/01/48Δ	1,000,000	1,004,820

GENERAL OBLIGATIONS – 0.0%**
Bethlehem Authority, PA, Revenue Bonds, Public Improvements, (Guaranteed Lease Revenue Bonds), (Series A), (AGM), 5.13%, 12/01/21	20,000	20,861

HIGHER EDUCATION – 1.3%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,224,680
Pennsylvania Higher Educational Facilities Authority, PA, Advance Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,721,603
TOTAL HIGHER EDUCATION		$3,946,283

LEASE – 0.4%
Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 6/01/34	1,000,000	1,241,040

MEDICAL – 0.1%
Dauphin County General Authority, PA, Revenue Bonds, (HAPSCO Group, Inc. Tax Loan Program-Western PA Hospital Project), (Series A), (NATL), 5.50%, 7/01/23	165,000	178,487

WATER – 3.1%
Commonwealth Financing Authority, PA, Revenue Bonds, (Series B), 5.00%, 6/01/27	1,500,000	1,640,070

January 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	$5,655,000	$7,071,917
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 9/01/33	340,000	480,097
TOTAL WATER		$9,192,084
TOTAL PENNSYLVANIA		$23,535,658

RHODE ISLAND – 1.1%

STUDENT LOAN – 1.1%
Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A) 4.00%, 12/01/27	1,995,000	2,115,259
5.00%, 12/01/23	1,000,000	1,136,560
TOTAL STUDENT LOAN		$3,251,819
TOTAL RHODE ISLAND		$3,251,819

SOUTH CAROLINA – 0.9%

HOUSING – 0.5%
South Carolina State Housing Finance & Development Authority, SC, Revenue Bonds, (Series B-2), 4.00%, 7/01/43	1,540,000	1,642,733

LEASE – 0.4%
Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), 6.38%, 5/15/30	840,000	1,203,292
TOTAL SOUTH CAROLINA		$2,846,025

SOUTH DAKOTA – 0.7%

HOUSING – 0.7%
South Dakota Housing Development Authority, SD, Single Family Refunding Revenue Bonds, (Series A), 3.75%, 11/01/50	2,000,000	2,224,380
TOTAL SOUTH DAKOTA		$2,224,380

TENNESSEE – 0.6%

HOUSING – 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, TN, Multi Family Revenue Bonds, (Collateralized Multifamily Housing Bonds Hermitage Flats Apartments Project), 1.50%, 7/01/20	1,750,000	1,753,482
TOTAL TENNESSEE		$1,753,482

TEXAS – 4.3%

GENERAL OBLIGATIONS – 0.6%
Dallas County Hospital District, TX, GO Limited Current Refunding, AD Valorem Property Tax, 4.00%, 8/15/33	1,500,000	1,758,870

HIGHER EDUCATION – 1.2%
Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools)
5.00%, 8/15/27	1,000,000	1,264,140

Description	Par Value	Value
5.00%, 8/15/29	$1,000,000	$1,284,680
5.00%, 8/15/31	835,000	992,239
TOTAL HIGHER EDUCATION		$3,541,059

HOUSING – 1.0%
Texas Department of Housing & Community Affairs, TX, Revenue Bonds, (Series A), 4.00%, 3/01/50	2,735,000	3,103,842

MEDICAL – 0.0%**
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Presbyterian Healthcare System), (Series B), (NATL), 5.50%, 6/01/21	40,000	41,498
Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (AMBAC), 6.00%, 9/01/24	25,000	28,347
Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (FGIC), 6.00%, 9/01/24	45,000	51,025
Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (NATL-IBC), 6.00%, 9/01/24	30,000	34,016
TOTAL MEDICAL		$154,886

SCHOOL DISTRICT – 0.4%
Beaumont Independent School District, TX, GO Unlimited Current Refunding, AD Valorem Property Tax, 4.00%, 2/15/31	1,000,000	1,160,600

TRANSPORTATION – 1.1%
Central Texas Regional Mobility Authority, TX, Revenue Bonds, (Senior Lien), 5.00%, 1/01/33	1,470,000	1,831,253
Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 8/15/32	1,225,000	1,415,377
TOTAL TRANSPORTATION		$3,246,630
TOTAL TEXAS		$12,965,887

UTAH – 2.3%

AIRPORT – 2.2%
Salt Lake City Corp., UT, Revenue Bonds, (Series A) 5.00%, 7/01/32	3,000,000	3,748,980
5.00%, 7/01/33	2,500,000	3,116,225
TOTAL AIRPORT		$6,865,205

MEDICAL – 0.1%
Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), 5.13%, 2/15/33	165,000	196,734
TOTAL UTAH		$7,061,939

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Municipal Bond Fund (concluded)

Description	Par Value	Value

WASHINGTON – 2.2%

DEDICATED TAX – 1.5%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 2/01/28	$3,820,000	$4,398,539

HOSPITAL – 0.7%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, Overlake Hospital Medical Center, 5.00%, 7/01/33	1,750,000	2,167,672
TOTAL WASHINGTON		$6,566,211

TOTAL MUNICIPAL BONDS (COST $281,561,463)		$295,441,632

Description	Number of Shares	Value

MONEY MARKET FUND – 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%^	10,117,073	$10,117,073

TOTAL MONEY MARKET FUND (COST $10,117,073)		$10,117,073

TOTAL INVESTMENTS – 100.8% (COST $291,678,536)		$305,558,705

OTHER LIABILITIES LESS ASSETS – (0.8%)		(2,426,540)

TOTAL NET ASSETS – 100.0%		$303,132,165

^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
FGIC	Financial Guarantee Insurance Company
GO	General Obligation
IBC	International Bancshares Corporation
LLC	Limited Liability Corporation
NATL	National Public Finance Guarantee Corporation

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

January 31, 2020 (unaudited)